Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - Privately Held Investment (Details) - AM Pharma BV [Member] - USD ($)
$ in Millions
1 Months Ended
	Apr. 30, 2015	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Impairment of investment		$ 43.0
Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investment, upfront and milestone payments	$ 87.5